Paras Madho
Director
Securities Operations

CERTNYS

NYSE Group

07041026

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1- 33219

REVISED

RECD S.E.C.
JAN 1 6 2007
1083

January 16, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JAN 1 8 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MV OIL TRUST, Units of Beneficial Interests in MV Oil Trust. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 16, 2007. Tentative listing date – January 19, 2007.

Sincerely,

Paras Madho